Other Comprehensive Income/(Loss) (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Restatement Adjustment [Member]
Comprehensive Income (Loss) [Line Items]
Total comprehensive (loss)/income	$ 73
Successor [Member]
Comprehensive Income (Loss) [Line Items]
Net (loss)/income attributable to H. J. Heinz Holding Corporation		(77)	657
Net income attributable to the noncontrolling interest		5	15
Net income/(loss)		(72)	672
Foreign currency translation adjustments		129	(939)
Net deferred gains/(losses) on net investment hedges from periodic revaluations		(117)	336
Net pension and post-retirement benefit (losses)/gains		102	(34)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income		0	(7)
Net deferred (losses)/gains on other derivatives from periodic revaluations		110	(173)
Net deferred losses/(gains) on derivatives reclassified to earnings		(3)	4
Comprehensive income/(loss) attributable to H. J. Heinz Corporation II		155	(149)
Total comprehensive (loss)/income		149	(141)
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments		0	0
Net deferred gains on net investment hedges		73	(209)
Net pension and post-retirement benefit (losses)/gains		(40)	40
Reclassification of net pension and post-retirement benefit losses to net income			(2)
Net change in fair value of cash flow hedges		(67)	95
Net hedging gains/losses reclassified into earnings		2	(8)
Successor [Member] | H.J. Heinz Holding Corporation II [Member]
Comprehensive Income (Loss) [Line Items]
Net (loss)/income attributable to H. J. Heinz Holding Corporation		(77)	657
Foreign currency translation adjustments		140	(932)
Net deferred gains/(losses) on net investment hedges from periodic revaluations		(117)	336
Net pension and post-retirement benefit (losses)/gains		102	(34)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income		0	(7)
Net deferred (losses)/gains on other derivatives from periodic revaluations		110	(173)
Net deferred losses/(gains) on derivatives reclassified to earnings		(3)	4
Comprehensive income/(loss) attributable to H. J. Heinz Corporation II		155	(149)
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments		0	0
Net deferred gains on net investment hedges		73	(209)
Net pension and post-retirement benefit (losses)/gains		(40)	40
Reclassification of net pension and post-retirement benefit losses to net income			(2)
Net change in fair value of cash flow hedges		(67)	95
Net hedging gains/losses reclassified into earnings		2	(8)
Successor [Member] | Noncontrolling Interest [Member]
Comprehensive Income (Loss) [Line Items]
Net income attributable to the noncontrolling interest		5	15
Foreign currency translation adjustments		(11)	(7)
Net deferred gains/(losses) on net investment hedges from periodic revaluations		0	0
Net pension and post-retirement benefit (losses)/gains		0	0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income		0	0
Net deferred (losses)/gains on other derivatives from periodic revaluations			0
Net deferred losses/(gains) on derivatives reclassified to earnings			0
Other comprehensive (income) loss, net of tax, portion attributable to noncontrolling interest		(6)	8
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments		0	0
Net deferred gains on net investment hedges		0	0
Net pension and post-retirement benefit (losses)/gains		0	0
Reclassification of net pension and post-retirement benefit losses to net income			0
Net change in fair value of cash flow hedges		0	0
Net hedging gains/losses reclassified into earnings		0	0
Predecessor [Member]
Comprehensive Income (Loss) [Line Items]
Net (loss)/income attributable to H. J. Heinz Holding Corporation				(195)	1,013	924
Net income attributable to the noncontrolling interest				3	14	17
Net income/(loss)				(192)	1,027	941
Foreign currency translation adjustments				(98)
Net deferred gains/(losses) on net investment hedges from periodic revaluations				0
Net pension and post-retirement benefit (losses)/gains				0	(189)	(258)
Reclassification of net pension and post-retirement benefit (gains)/losses to net income				7	55	57
Net deferred (losses)/gains on other derivatives from periodic revaluations				(1)	(12)	30
Net deferred losses/(gains) on derivatives reclassified to earnings				7	30	(14)
Comprehensive income/(loss) attributable to H. J. Heinz Corporation II				(276)	683	380
Total comprehensive (loss)/income				(277)	682	379
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments				0	0	0
Net pension and post-retirement benefit (losses)/gains					(76)	113
Reclassification of net pension and post-retirement benefit losses to net income				3	24	25
Net change in fair value of cash flow hedges				0	18	(18)
Net hedging gains/losses reclassified into earnings				3	26	(11)
Predecessor [Member] | H.J. Heinz Holding Corporation II [Member]
Comprehensive Income (Loss) [Line Items]
Net (loss)/income attributable to H. J. Heinz Holding Corporation				(195)
Foreign currency translation adjustments				(94)
Net deferred gains/(losses) on net investment hedges from periodic revaluations				0
Net pension and post-retirement benefit (losses)/gains				0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income				7
Net deferred (losses)/gains on other derivatives from periodic revaluations				(1)
Net deferred losses/(gains) on derivatives reclassified to earnings				7
Comprehensive income/(loss) attributable to H. J. Heinz Corporation II				(276)
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments				0	0	0
Net pension and post-retirement benefit (losses)/gains					(76)	113
Reclassification of net pension and post-retirement benefit losses to net income				3	24	25
Net change in fair value of cash flow hedges				0	18	(18)
Net hedging gains/losses reclassified into earnings				3	26	(11)
Predecessor [Member] | Noncontrolling Interest [Member]
Comprehensive Income (Loss) [Line Items]
Net income attributable to the noncontrolling interest				3
Foreign currency translation adjustments				(4)
Net deferred gains/(losses) on net investment hedges from periodic revaluations				0
Net pension and post-retirement benefit (losses)/gains				0
Reclassification of net pension and post-retirement benefit (gains)/losses to net income				0
Other comprehensive (income) loss, net of tax, portion attributable to noncontrolling interest				(1)
Tax expenses benefits associated with components of other comprehensive income
Foreign currency translation adjustments				0	0	0
Net pension and post-retirement benefit (losses)/gains					0	0
Reclassification of net pension and post-retirement benefit losses to net income				0	0	0
Net change in fair value of cash flow hedges				0	0	0
Net hedging gains/losses reclassified into earnings				$ 0	$ 0	$ 0